Cover - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-41883
Entity Registrant Name	ROMA GREEN FINANCE LIMITED
Entity Central Index Key	0001945240
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Flat 605, 6/F.
Entity Address, Address Line Two	Tai Tung Building
Entity Address, Address Line Three	8 Fleming Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Title of 12(b) Security	Ordinary Shares, par value US$0.001
Trading Symbol	ROMA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	15,564,571
Entity Listing, Par Value Per Share	$ 0.001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6743	2851
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Roma Green Finance Limited and its subsidiaries (the ‘Company’) as of March 31, 2025 and 2024 and the related consolidated statement of operations and comprehensive income, stockholders’ equity, and cash flows for the year ended March 31, 2025 and 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years ended March 31, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	J&S Associate PLT	KCCW Accountancy Corp
Auditor Location	Kuala Lumpur, Malaysia	Diamond Bar, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Flat 605, 6/F.
Entity Address, Address Line Two	Tai Tung Building
Entity Address, Address Line Three	8 Fleming Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+852
Local Phone Number	2529 6878
Contact Personnel Name	Luk Huen Ling Claire
Contact Personnel Email Address	claireluk@roma-international.com